Related Party Transactions (Details) - Schedule of due to affiliates - USD ($)		Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Variable Interest Entity [Line Items]
Due to related parties		$ 4,405,265	$ 4,257,792	$ 4,732,977
Forexware LLC [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	624,229	579,229	579,229
FXDIRECT [Member]
Variable Interest Entity [Line Items]
Due to related parties		3,442,892	3,341,893	4,111,277
CMH [Member]
Variable Interest Entity [Line Items]
Due to related parties		42,000	42,000	42,000
FXDD Trading [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	$ 296,144	$ 294,670	$ 471

[1]	Forexware LLC and FXDD Trading are both controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.